SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
[custom:AssetClassifiedAsHeldForSale-0]		$ 640,000
Events after reporting period [member]
IfrsStatementLineItems [Line Items]
[custom:AssetClassifiedAsHeldForSale-0]	$ 640,000